Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.1%
Communication Services - 5.7%
888,667	Alphabet, Inc. - Class C*	92,421,368
1,111,439	Match Group, Inc.*	42,668,143
		135,089,511
Consumer Discretionary - 8.3%
695,353	Amazon.com, Inc.*	71,823,011
1,409,745	Chewy, Inc.*	52,696,268
191,294	Lululemon Athletica, Inc.*	69,667,362
		194,186,641
Consumer Staples - 7.5%
176,579	Costco Wholesale Corp.	87,736,808
354,890	Estee Lauder Companies, Inc.	87,466,189
		175,202,997
Financials - 8.7%
273,525	MasterCard, Inc.	99,401,720
282,355	Progressive Corp.	40,393,706
189,002	S&P Global, Inc.	65,162,220
		204,957,646
Health Care - 22.8%
182,061	Align Technology, Inc.*	60,833,863
445,168	DexCom, Inc.*	51,719,618
897,612	Edwards Lifesciences Corp.*	74,259,441
410,287	Intuitive Surgical, Inc.*	104,816,020
173,983	Thermo Fisher Scientific, Inc.	100,278,582
357,775	Veeva Systems, Inc.*	65,755,467
462,410	Zoetis, Inc.	76,963,520
		534,626,511
Industrials - 10.7%
201,681	Cintas Corp.	93,313,765
519,960	CoStar Group, Inc.*	35,799,246
415,246	Generac Holdings, Inc.*	44,850,721
332,962	IDEX Corp.	76,924,211
		250,887,943
Information Technology - 32.4%
180,907	Adobe, Inc.*	69,716,131
304,198	Atlassian Corp.*	52,069,572
402,607	Autodesk, Inc.*	83,806,673
222,744	Intuit, Inc.	99,305,957
362,039	Microsoft Corp.	104,375,844
330,076	NVIDIA Corp.	91,685,210
335,747	NXP Semiconductors NV	62,608,422
74,464	Roper Technologies, Inc.	32,815,540
244,961	ServiceNow, Inc.*	113,838,276
1,046,894	Shopify, Inc.*	50,188,098
		760,409,723
Total Common Stocks (Cost $1,484,548,445)		2,255,360,972

Real Estate Investment Trusts - 2.4%
211,491	SBA Communications Corp.	55,213,955
Total Real Estate Investment Trusts (Cost $19,232,831)		55,213,955

Short-Term Investments - 2.2%
Money Market Funds - 2.2%
50,970,445	First American Government Obligations Fund - Class Z, 4.61%#	50,970,445
Total Short-Term Investments (Cost $50,970,445)		50,970,445
Total Investments - 100.7% (Cost $1,554,751,721)		2,361,545,372
Liabilities in Excess of Other Assets - (0.7)%		(15,766,536)
NET ASSETS - 100.0%		$2,345,778,836

* Non-income producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.